Share-based payments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Share-based Payment Expense	The amounts recognised in the income statement in respect of share-based payments were as follows:

			2025		2024		2023
	Notes	Equity- settled £m	Cash- settled £m	Equity- settled £m	Cash- settled £m	Equity- settled £m	Cash- settled £m
PSP & RSP	28(a)	52	4	34	2	27	2
DSBS	28(b)	24	3	30	2	38	1
Other schemes		7	—	6	—	6	—
Total recognised in the income statement	3	83	7	70	4	71	3

Summary of Share-based Payment Liability	The Group has recorded liabilities in respect of vested and unvested grants at the end of 2025 and 2024:

		2025		2024
	Vested £m	Unvested £m	Vested £m	Unvested £m
PSP & RSP	—	4.1	(0.9)	2.0
DSBS	—	3.2	—	3.0
Total liability	—	7.3	(0.9)	5.0
Details of the movements for the equity- and cash-settled LTI schemes during the years ended 31 December 2025 and 31 December 2024, were as follows:

		2025		2024
	Equity-settled Number of options in thousands	Cash-settled Number of options in thousands	Equity-settled Number of options in thousands	Cash-settled Number of options in thousands
Outstanding at start of year	9,948	214	7,806	198
Granted during the period	4,225	104	5,128	135
Exercised during the period	(1,792)	(38)	(1,765)	(64)
Forfeited during the period	(1,188)	(36)	(1,221)	(55)
Outstanding at end of year	11,193	244	9,948	214
Exercisable at end of year	129	—	369	11
Details of the movements for the equity- and cash-settled DSBS scheme during the years ended 31 December 2025 and 31 December 2024, were as follows:

		2025		2024
	Equity-settled Number of options in thousands	Cash-settled Number of options in thousands	Equity-settled Number of options in thousands	Cash-settled Number of options in thousands
Outstanding at start of year	3,536	185	3,851	261
Granted during the period	665	19	1,053	48
Exercised during the period	(1,318)	(84)	(1,287)	(103)
Forfeited during the period	(39)	(7)	(81)	(21)
Outstanding at end of year	2,844	113	3,536	185
Exercisable at end of year	—	—	—	1

Summary of Valuation Assumptions Used to Determine Fair Value of Share Options	Assumptions used in the Black-Scholes models to determine the fair value of share options at grant date were as follows:

		2025		2024
	PSP & RSP	DSBS	PSP & RSP	DSBS
Expected volatility (%)	23.0	23.0	25.0	25.0
Average expected term to exercise (years)	3.0	3.0	3.0	3.0
Risk-free rate (%)	4.2	4.2	4.0	4.0
Expected dividend yield (%)	7.5	7.5	9.8	9.8
Share price at date of grant (£)	31.79	31.79	23.84	23.84
Fair value at grant date (£)*	23.44 / 25.37	25.37	15.92/17.75	17.75
Fair value at grant date (£)* – Management Board	20.61 / 25.37	25.37	13.38/17.75	17.75
Note:
*Where two figures have been quoted for the Long-Term Incentive Plan, the numbers relate to PSP and RSP awards, respectively.

Summary of Valuation Assumptions Used in Monte-Carlo Models	Market condition features were incorporated into the Monte-Carlo models for the total shareholder return elements of the PSP, in determining fair value at grant date. Assumptions used in these models were as follows:

	2025	2024
	PSP	PSP
Average share price volatility FMCG comparator group (%)	22	24
Average correlation FMCG comparator group (%)	27	30